Organization and Nature of Business (Details) (Global Recycling [Member])	12 Months Ended
Dec. 31, 2011
Global Recycling [Member]
Organization and Nature of Business (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	11,591,958
Business Acquisition, Percentage of Voting Interests Acquired	100.00%